Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 4, 2011
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY VARIABLE INVESTMENT SERIES
Central Index Key	dei_EntityCentralIndexKey	0000716716
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 4, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 4, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011

MULTI CAP GROWTH TRUST (Prospectus Summary): | MULTI CAP GROWTH TRUST
MULTI CAP GROWTH PORTFOLIO

Morgan Stanley

October 4, 2011

Supplement

SUPPLEMENT DATED OCTOBER 4, 2011 TO THE PROSPECTUSES OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE MULTI CAP GROWTH PORTFOLIO
(the "Portfolio")
CLASS X and CLASS Y
Dated April 29, 2011

The second sentence of the third paragraph under the section entitled "Portfolio Summary — Principal Investment Strategies" is deleted and replaced with the following:
The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
MULTI CAP GROWTH TRUST (Prospectus Summary): | MULTI CAP GROWTH TRUST
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MULTI CAP GROWTH PORTFOLIO
Supplement Text	ck0000716716_SupplementTextBlock

Morgan Stanley

October 4, 2011

Supplement

SUPPLEMENT DATED OCTOBER 4, 2011 TO THE PROSPECTUSES OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE MULTI CAP GROWTH PORTFOLIO
(the "Portfolio")
CLASS X and CLASS Y
Dated April 29, 2011

Investment Strategy, Heading	rr_StrategyHeading	The second sentence of the third paragraph under the section entitled "Portfolio Summary — Principal Investment Strategies" is deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.
SupplementClosingTextBlock	ck0000716716_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.